Schedule of Accounts Payable and Other Current Liabilities (Details) (Parenthetical) - TALENTEC SDN. BHD. [Member] - USD ($)	Jan. 31, 2025		Jul. 31, 2024	[1]	Jul. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Accounts Payable, Other, Current	$ 403,938	[1]	$ 6,979		$ 9,737
Sire Group Ltd [Member]
Defined Benefit Plan Disclosure [Line Items]
Accounts Payable, Other, Current	$ 369,340

[1]	The balance mainly represented payable to The Sire Group Ltd. amounted to US$369,340 as of January 31, 2025, reclassified from the amount due to a related party.